Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		¥ 764,124	¥ 1,182,188
Provision for (reversal of) credit losses		(71,060)	(186,568)	[1]
Charge-offs		74,603	104,004
Recoveries		19,099	23,656
Net charge-offs		55,504	80,348
Others	[2]	(2,951)	909
Balance at end of period		634,609	916,181
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		491,098	900,686
Provision for (reversal of) credit losses		(104,297)	(207,025)
Charge-offs		22,432	55,204
Recoveries		6,616	12,376
Net charge-offs		15,816	42,828
Others	[2]	3,368	1,709
Balance at end of period		374,353	652,542
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		42,546	67,336
Provision for (reversal of) credit losses		(1,651)	(16,024)
Charge-offs		1,648	2,238
Recoveries		416	666
Net charge-offs		1,232	1,572
Balance at end of period		39,663	49,740
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		32,119	30,165
Provision for (reversal of) credit losses		12,400	10,669
Charge-offs		12,401	11,047
Recoveries		500	695
Net charge-offs		11,901	10,352
Balance at end of period		32,618	30,482
MUAH [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		53,765	73,733
Provision for (reversal of) credit losses		1,423	(5,882)
Charge-offs		7,909	9,241
Recoveries		1,448	1,547
Net charge-offs		6,461	7,694
Others	[2]	(1,274)	(2,679)
Balance at end of period		47,453	57,478
Krungsri [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		144,596	110,268
Provision for (reversal of) credit losses		21,065	31,694
Charge-offs		30,213	26,274
Recoveries		10,119	8,372
Net charge-offs		20,094	17,902
Others	[2]	(5,045)	1,879
Balance at end of period		¥ 140,522	¥ 125,939

[1]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and amounts for the six months ended September 30, 2017 were revised. See Note 1 Accounting Changes for further information. In addition, the reclassification of certain items on the condensed balance sheets resulted in reclassification of the condensed consolidated statements of cash flows for the six months ended September 30, 2017. See Note 1 Reclassifications for further information.
[2]	Others are principally comprised of gains or losses from foreign exchange translation.